Right of use assets and lease liabilities	12 Months Ended
Mar. 31, 2023
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Right of use assets and lease liabilities
13. Right of use assets and lease liabilities
The breakdown of right of use assets is as follows:

	Yen in millions
	March 31,
	2022	2023
Types of original assets
Land	67,927	64,717
Buildings	305,533	333,698
Other	74,952	92,953

Total	448,412	491,368

The increase in the right of use assets for the years ended on March 31, 2022 and 2023 were ¥110,996 million and ¥116,298 million, respectively.
The breakdown of main gains and losses on lessee’s leases is as follows:

	Yen in millions
	March 31,
	2022	2023
Depreciation of right of use assets
Land	8,660	5,217
Buildings	56,262	42,408
Other	26,293	36,566

Total	91,214	84,191

Interest expense on lease liabilities	4,074	5,429
Short-term leases	90,568	97,025

	185,856	186,645

For the years ended March 31, 2022 and 2023, the total cash outflows for lessee leases were ¥149,521 million and ¥172,112 million, respectively.
The following is the maturity analysis of the total future lease payments and the adjustment to the present value:

	Yen in millions
	March 31,
	2022	2023
Within 1 year	61,735	74,780
Between 1 and 5 years	146,452	179,026
Later than 5 years	258,474	254,096

Future lease payment, total	466,661	507,902
Less - Interest expense	(45,733)	(51,781)

Present value of lease payment, total	420,928	456,120

Current liabilities	56,136	66,870
Non-current liabilities	364,792	389,250

Present value of lease payment, total	420,928	456,120